united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2022

Investor Information: 1-855-525-2151

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Covered Bridge Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

The Covered Bridge Fund

Semi-Annual Shareholder Letter

03/31/2022

Dear Fellow Shareholders,

The six-month period ended March 31, 2022, saw continued growth in both the U.S. economy and U.S. Equity markets albeit at a slower pace than seen in the past year and a half. The Covered Bridge Fund (TCBIX) (the Fund) was up 9.00% this period, which outperformed the S&P 500 which was up 5.91%. This outperformance was driven by two factors, a continuation of dividend and value equity strategies outperforming growth strategies, and increased volatility in the overall equity market.

Since the inception of the Fund on October 1, 2013, we have sometimes felt that the wind has been in our face for a couple of reasons. First, it has been a period that has favored growth stocks over value stocks. From October 1st of 2013 to year end 2021, the Russell 1000 Growth index was up 332% or 19.4% annually while the Russell 1000 Value index was up 136% or 11% annually. This is almost a 200% outperformance of growth vs value over the past 8 years. This trend has started to reverse as interest rates have started to rise causing investors to reassess how much they are willing to pay for higher growth securities. Should rates continue to rise, we feel this trend will remain in place for quite some time and may allow the Fund to not only produce a high level of current income but produce better total returns as well.

The second factor that had been a headwind to option premiums received for writing covered calls was a steady decline in implied and historic volatility. Lower volatility equals lower option prices which leads to lower income produced from option writing. Beginning in 2020, we finally saw volatility increase and it has stayed at a high level which we expect to continue for the foreseeable future.

As the US economy progressed along the path of reopening, we saw inflation begin to materialize. With rising demand for oil and higher perceived inflation, the energy sector continued to outperform by a considerable margin. Chesapeake Energy Corporation (2.78%) and Chevron Corporation (.89%) were the Fund’s best performing investments during this period. Precious metal producers shined during this period as investors sought out traditional inflation protection in the form of gold and silver. The Fund held positions in Agnico Eagle Mines Limited (3.62%) and Barrick Gold Corporation (1.24%). Input costs across the entire global supply chain increased as did fertilizer prices for grain producers. The Fund participated in this trend with an investment in CF Industries Holdings Inc (.78%) one of the world’s leading fertilizer producers.

As mentioned earlier, investors continued to flow out of the high growth and speculative areas of the market in favor of traditional defensive sectors. Consumer Staples companies such as The Coca-

The Covered Bridge Fund | 651-424-0043 | info@thecoveredbridgefund.com

Cola Company (1.57%) and Tyson Foods Inc. (0.00%) were the Fund’s best performers in this space.

In the six-month period ended March 31, 2022, there was a 2% increase in the 2-year US Treasury yield. This effectively flattened the yield curve and as a result banks underperformed the market. JPMorgan Chase & Co (2.76%) and Citigroup Inc. (1.80%) lagged in performance among the Fund’s holdings. As we move through the business cycle, we believe these companies will prove to be valuable long-term investments.

We remain very encouraged by the opportunity that lies ahead given the performance of high dividend paying-value oriented securities and the increase in volatility. This may allow the Fund to generate much greater income from option premiums going forward. In fact, the Fund continues to receive more premium income than it has in the past. Interest rates around the world have started to increase from very low levels which is causing investors to look for alternative sources of income beyond traditional fixed income securities and the Fund is designed specifically to meet this need.

The Fund will stick to its discipline of buying what we believe to be good large capitalization companies that pay above average dividends and overwriting approximately half of each position.

Thank you for being a Covered Bridge Fund shareholder.

Sincerely,

John Schonberg, CFA &

Michael Dashner, CFA

The Covered Bridge Fund | 651-424-0043 | info@thecoveredbridgefund.com

	3M	YTD Return	1Y	3Y	5Y	Since Inception 10/1/2013
TCBIX	4.05%	4.05%	10.59%	10.30%	8.35%	7.94%
TCBAX	4.06%	4.06%	10.36%	10.02%	8.09%	7.67%
TCBAX With Load	-1.41%	-1.41%	4.54%	8.05%	6.93%	6.99%
BMX Index	0.82%	0.82%	14.88%	8.57%	7.17%	7.59%
Russell 1000 Value Index	-0.74%	-0.74%	11.67%	13.02%	10.29%	10.61%
S&P Index	-4.60%	-4.60%	15.65%	18.92%	15.99%	14.46%

Maximum Sales Charge of 5.25%

There is no assurance that the fund will achieve its investment objectives.

The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2023, the Fund’s gross total annual operating expenses would be 1.80% for Class A and 1.55% for Class I. The net annual fund operating expenses are 1.71% and 1.46% of the Fund’s average daily net assets for its Class A and Class I shares, subject to possible recoupment from the Fund in future years. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. Maximum Sales Charge of 5.25%.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed may be worth more or less than their original cost. For performance information current to the most recent month-end, please call 855-525-2151

Important Definitions:

The Russell 1000 Index: a subset of the Russell 3000 Index, represents the 1000 top companies by market capitalization in the United States. The BXM: tracks the performance of a hypothetical covered call strategy on the S&P 500 Index. The S&P 500 Index: is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The referenced indices are shown for general market comparisons and are not meant to represent the Fund.

Mutual funds involve risk including the possible loss of principal. There is no assurance that the fund will achieve its investment objectives. Investments in foreign securities could subject the Fund to greater risks including currency fluctuation, economic conditions, and different governmental and accounting standards. Higher portfolio turnover will result in higher transactional and brokerage costs. Selling covered call options will limit the Fund’s gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Covered Bridge Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.THECOVEREDBRIDGEFUND.com or by calling +1-855-525-2151. The prospectus should be read carefully before investing. The Covered Bridge Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Stonebridge Capital Advisors, LLC is not affiliated with Northern Lights Distributors, LLC. 9225-NLD 05/13/2022

The Covered Bridge Fund | 651-424-0043 | info@thecoveredbridgefund.com

The Covered Bridge Fund
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception *
The Covered Bridge Fund:
Class A without Load	8.91%	10.36%	8.09%	7.67%
Class A with load	3.24%	4.54%	6.93%	6.99%
Class I	9.00%	10.59%	8.35%	7.94%
S&P 500 Total Return Index **	5.92%	15.65%	15.99%	14.46%

*	The Fund’s inception date was October 1, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Returns for periods greater than one year are annualized. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2023, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) will not exceed 1.65% and 1.40%, respectively for Class A and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses per its prospectus dated February 1, 2022, including underlying funds, are 1.73% for Class A and 1.48% for Class I. Class A shares are subject to a maximum sales charge imposed on purchases of 5.25%. Class A and Class I shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 90 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-855-525-2151.

The Covered Bridge Fund
Portfolio Review (Unaudited) (Continued)
March 31, 2022

Portfolio Composition as of March 31, 2022

Breakdown by Sector			Breakdown by Country
	Percent of Net Assets			Percent of Net Assets
Common Stock	95.8%		Common Stock	95.8%
Technology	18.0%		United States	82.8%
Financials	11.8%		Canada	4.8%
Consumer Staples	11.4%		Ireland	2.3%
Health Care	10.6%		Bermuda	2.3%
Consumer Discretionary	8.9%		Britain	1.8%
Industrials	7.9%		Belgium	1.8%
Materials	7.8%		Options Purchased	0.0	% *
Energy	6.1%		Short-term Investment	0.5%
Communications	6.0%		Call Options Written	(1.4)%
Real Estate	3.7%		Other Assets Less Liabilities	5.1%
Utilities	3.6%		Net Assets	100.0%
Options Purchased	0.0	% *
Short-Term Investment	0.5%
Call Options Written	(1.4)%
Other Assets Less Liabilities	5.1%
Net Assets	100.0%

*	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 2.4%
12,000	Huntington Ingalls Industries, Inc. (d)^	$2,393,280
5,000	Raytheon Technologies Corporation ^	495,350
		2,888,630
	ASSET MANAGEMENT - 3.4%
3,000	BlackRock, Inc. ^	2,292,510
74,100	Invesco Ltd. ^	1,708,746
		4,001,256
	BANKING - 7.4%
39,000	Bank of America Corporation ^	1,607,580
40,000	Citigroup, Inc.	2,136,000
24,000	JPMorgan Chase & Company ^	3,271,680
30,500	Truist Financial Corporation ^	1,729,350
		8,744,610
	BEVERAGES - 3.3%
35,000	Anheuser-Busch InBev S.A./NV ADR ^	2,102,100
30,000	Coca-Cola Company (d)^	1,860,000
		3,962,100
	BIOTECH & PHARMA - 8.3%
10,000	Amgen, Inc. ^	2,418,200
50,000	Gilead Sciences, Inc. (d)^	2,972,500
20,000	GlaxoSmithKline plc ADR ^	871,200
4,500	Johnson & Johnson ^	797,535
18,000	Merck & Company, Inc. ^	1,476,900
25,000	Pfizer, Inc. (d)	1,294,250
		9,830,585
	CHEMICALS - 1.4%
9,000	CF Industries Holdings, Inc. ^	927,540
4,000	Ecolab, Inc. ^	706,240
		1,633,780
	CONTAINERS & PACKAGING - 1.6%
40,000	International Paper Company ^	1,846,000

	DIVERSIFIED INDUSTRIALS - 4.4%
23,000	3M Company ^	3,424,240

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	DIVERSIFIED INDUSTRIALS - 4.4% (Continued)
9,000	Honeywell International, Inc. ^	$1,751,220
		5,175,460
	ELECTRIC UTILITIES - 3.6%
30,000	CenterPoint Energy, Inc. (d)^	919,200
13,000	Dominion Energy, Inc. (d)^	1,104,610
15,000	Duke Energy Corporation (d)^	1,674,900
7,500	Xcel Energy, Inc.	541,275
		4,239,985
	FOOD - 2.7%
60,000	Conagra Brands, Inc. ^	2,014,200
30,000	Kraft Heinz Company ^	1,181,700
		3,195,900
	HEALTH CARE REIT - 1.2%
40,000	Healthpeak Properties, Inc. ^	1,373,200

	HOME & OFFICE PRODUCTS - 2.8%
65,000	Leggett & Platt, Inc.	2,262,000
50,000	Newell Brands, Inc. ^	1,070,500
		3,332,500
	HOUSEHOLD PRODUCTS - 2.0%
17,000	Clorox Company (d)	2,363,510

	INSURANCE - 1.0%
10,000	Prudential Financial, Inc. ^	1,181,700

	LEISURE FACILITIES & SERVICES - 1.4%
18,000	Starbucks Corporation ^	1,637,460

	LEISURE PRODUCTS - 0.6%
9,000	Hasbro, Inc. (d)	737,280

	MEDICAL EQUIPMENT & DEVICES - 2.3%
25,000	Medtronic plc ^	2,773,750

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	METALS & MINING - 4.9%
70,000	Agnico Eagle Mines Ltd. (d)^	$4,286,800
60,000	Barrick Gold Corporation ^	1,471,800
		5,758,600
	OIL & GAS PRODUCERS - 6.0%
42,100	BP plc ADR ^	1,237,740
38,000	Chesapeake Energy Corporation (d)^	3,306,000
6,500	Chevron Corporation ^	1,058,395
10,000	Marathon Petroleum Corporation ^	855,000
7,000	Valero Energy Corporation ^	710,780
		7,167,915
	RETAIL - CONSUMER STAPLES - 1.3%
10,000	Walmart, Inc. ^	1,489,200

	RETAIL - DISCRETIONARY - 4.1%
24,000	Best Buy Company, Inc.	2,181,600
4,000	Home Depot, Inc. ^	1,197,320
24,000	TJX Companies, Inc. ^	1,453,920
		4,832,840
	SEMICONDUCTORS - 10.2%
12,600	Analog Devices, Inc. ^	2,081,268
90,000	Intel Corporation (d)^	4,460,400
21,000	Microchip Technology, Inc. ^	1,577,940
26,000	QUALCOMM, Inc. ^	3,973,320
		12,092,928
	SOFTWARE - 4.1%
10,000	Microsoft Corporation ^	3,083,100
22,000	Oracle Corporation ^	1,820,060
		4,903,160
	TECHNOLOGY HARDWARE - 1.9%
40,000	Cisco Systems, Inc. (d)^	2,230,400

	TECHNOLOGY SERVICES - 1.8%
16,100	International Business Machines Corporation (d)^	2,093,322

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares					Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TELECOMMUNICATIONS - 6.0%
170,000	AT&T, Inc.				$4,017,100
61,000	Verizon Communications, Inc. (d)				3,107,340
					7,124,440
	TIMBER REIT - 2.5%
28,000	Rayonier, Inc. ^				1,151,360
50,000	Weyerhaeuser Company ^				1,895,000
					3,046,360
	TRANSPORTATION & LOGISTICS - 1.1%
6,000	United Parcel Service, Inc., Class B ^				1,286,760

	WHOLESALE - CONSUMER STAPLES - 2.1%
4,500	Archer-Daniels-Midland Company ^				406,170
9,000	Bunge Ltd. (d)^				997,290
14,000	Sysco Corporation ^				1,143,100
					2,546,560

	TOTAL COMMON STOCKS (Cost $115,293,939)				113,490,191

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED* - 0.0% (c)
	CALL OPTIONS PURCHASED - 0.0%(c)
1,000	AT&T, Inc.	April 2022	$24	$2,363,000	23,000
40	Home Depot, Inc.	May 2022	320	1,197,320	18,560
150	Walt Disney Company	April 2022	150	2,057,400	3,450
	TOTAL CALL OPTIONS PURCHASED (Cost - $197,679)				45,010

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $197,679)				45,010

Shares
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
523,847	JPMorgan US Treasury Plus Money Market Fund, Class L, 0.13% (a)				523,847

	TOTAL SHORT-TERM INVESTMENT (Cost $523,847)

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Fair Value
TOTAL INVESTMENTS - 96.3% (Cost $116,015,465)	$114,059,048
CALL OPTIONS WRITTEN - (1.4)% (Proceeds - $1,123,499)	(1,626,530)
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%	5,987,160
NET ASSETS - 100.0%	$118,419,678

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.4)%
	CALL OPTIONS WRITTEN - (1.4)%
50	3M Company	April 2022	$145	$744,400	$28,000
300	Agnico Eagle Mines Ltd.	April 2022	60	1,837,200	75,000
50	Amgen, Inc.	April 2022	235	1,209,100	46,100
60	Analog Devices, Inc.	April 2022	160	991,080	45,300
150	Anheuser-Busch InBev S.A./NV	April 2022	60	900,900	23,850
45	Archer-Daniels-Midland Company	April 2022	85	406,170	25,875
130	Bank of America Corporation	April 2022	43	535,860	5,590
200	Barrick Gold Corporation	April 2022	24	490,600	18,400
10	BlackRock, Inc.	April 2022	680	764,170	87,200
5	BlackRock, Inc.	April 2022	740	382,085	17,575
200	BP plc	May 2022	30	588,000	23,400
45	Bunge Ltd.	April 2022	105	498,645	32,850
150	CenterPoint Energy, Inc.	April 2022	29	459,600	26,700
40	CF Industries Holdings, Inc.	April 2022	100	412,240	25,000
150	Chesapeake Energy Corporation	April 2022	80	1,305,000	124,500
40	Chesapeake Energy Corporation	May 2022	90	348,000	16,800
30	Chevron Corporation	April 2022	155	488,490	27,090
35	Chevron Corporation	April 2022	165	569,905	9,765
200	Cisco Systems, Inc.	April 2022	55	1,115,200	25,600
150	Coca-Cola Company	April 2022	60	930,000	35,850
200	Conagra Brands, Inc.	April 2022	31	671,400	55,000
30	Dominion Energy, Inc.	April 2022	83	254,910	9,900
75	Duke Energy Corporation	April 2022	105	837,450	51,675
20	Ecolab, Inc.	April 2022	170	353,120	17,900
100	Gilead Sciences, Inc.	April 2022	60	594,500	7,600
100	GlaxoSmithKline plc	April 2022	43	435,600	11,000
200	Healthpeak Properties, Inc.	May 2022	35	686,600	17,000
30	Honeywell International, Inc.	April 2022	190	583,740	19,650
30	Huntington Ingalls Industries, Inc.	April 2022	195	598,320	24,840
100	Intel Corporation	April 2022	50	495,600	8,200
60	International Business Machines Corporation	May 2022	135	780,120	14,640
200	International Paper Company	May 2022	48	923,000	26,000
300	Invesco Ltd.	April 2022	21	691,800	63,900
20	Johnson & Johnson	April 2022	175	354,460	8,560
23	JPMorgan Chase & Company	April 2022	140	313,536	3,565
30	JPMorgan Chase & Company	April 2022	141	408,960	3,750
150	Kraft Heinz Company	April 2022	38	590,850	32,100
50	Marathon Petroleum Corporation	April 2022	78	427,500	43,750
50	Medtronic plc	April 2022	110	554,750	13,500
60	Merck & Company, Inc.	April 2022	80	492,300	16,620

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.4)%
	CALL OPTIONS WRITTEN - (1.4)% (Continued)
100	Microchip Technology, Inc.	April 2022	$78	$751,400	$17,000
40	Microsoft Corporation	April 2022	285	1,233,240	110,000
200	Newell Brands, Inc.	April 2022	22	428,200	6,000
110	Oracle Corporation	April 2022	80	910,030	41,690
50	Prudential Financial, Inc.	April 2022	115	590,850	24,600
80	QUALCOMM, Inc.	April 2022	160	1,222,560	15,680
140	Rayonier, Inc.	April 2022	40	575,680	31,500
25	Raytheon Technologies Corporation	April 2022	95	247,675	14,125
60	Starbucks Corporation	April 2022	85	545,820	39,000
35	Sysco Corporation	April 2022	80	285,775	11,550
70	Sysco Corporation	April 2022	82	571,550	13,790
80	TJX Companies, Inc.	April 2022	63	484,640	4,640
100	Truist Financial Corporation	April 2022	58	567,000	11,900
30	United Parcel Service, Inc.	April 2022	220	643,380	5,400
35	Valero Energy Corporation	April 2022	85	355,390	59,885
50	Walmart, Inc.	April 2022	145	744,600	24,750
200	Weyerhaeuser Company	April 2022	39	758,000	6,000
75	Xcel Energy, Inc.	April 2022	70	541,275	19,425
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,123,499)				1,626,530

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,123,499)				$1,626,530

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

*	Non income producing security.

^	Security is subject to written call options.

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to less than 0.1%.

(d)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

Assets:
Investments in Securities at Value (cost $116,015,465)	$114,059,048
Cash	4,802,090
Cash - Options Collateral Account	56,700
Receivable for Investments Sold	2,036,103
Deposits with Broker for Options Written	957,495
Dividend and Interest Receivable	123,253
Receivable for Fund Shares Sold	42,000
Prepaid Expenses and Other Assets	20,369
Total Assets	122,097,058

Liabilities:
Payable for Investments Purchased	1,878,143
Options Written (premiums received $1,123,499)	1,626,530
Investment Advisory Fees Payable	99,845
Payable for Fund Shares Redeemed	31,318
Payable to Related Parties	15,789
Distribution (12b-1) Fees Payable	3,657
Accrued Expenses and Other Liabilities	22,098
Total Liabilities	3,677,380

Net Assets	$118,419,678

Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest authorized; 1,718,010 shares of beneficial interest outstanding)	$17,725,069
Net Asset Value and Redemption Price Per Share (a) ($17,725,069/1,718,010 shares of beneficial interest outstanding)	$10.32
Offering Price Per Share ($10.32/0.9475)	$10.89

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 9,812,802 shares of beneficial interest outstanding)	$100,694,609
Net Asset Value, Offering and Redemption Price Per Share (a) ($100,694,609/9,812,802 shares of beneficial interest outstanding)	$10.26

Composition of Net Assets:
Paid-in-Capital	$114,919,319
Accumulated Earnings	3,500,359
Net Assets	$118,419,678

(a)	The Fund charges a fee of 1% on redemptions of shares held for less then 90 days.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

Investment Income:
Dividend Income (Less $8,411 Foreign Taxes)	$1,643,531
Interest Income	30
Total Investment Income	1,643,561

Expenses:
Investment Advisory Fees	552,547
Administration Fees	56,133
Transfer Agent Fees	37,342
Third Party Administrative Servicing Fees	29,958
Fund Accounting Fees	25,431
Distribution (12b-1) Fees - Class A	20,520
Registration & Filing Fees	17,452
Interest Expense	15,796
Chief Compliance Officer Fees	10,969
Legal Fees	8,483
Audit Fees	8,478
Custody Fees	7,480
Printing Expense	7,455
Trustees’ Fees	6,981
Insurance Expense	1,845
Miscellaneous Expenses	1,496
Total Expenses	808,366
Net Investment Income	835,195

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments and Options Purchased	6,015,033
Options Written	2,585,539
Total Net Realized Gain	8,600,572

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	818,311
Options Written	(676,696)
Foreign Currency Translations	6
Total Net Change in Unrealized Appreciation (Depreciation)	141,621

Net Realized and Unrealized Gain on Investments	8,742,193

Net Increase in Net Assets Resulting From Operations	$9,577,388

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$835,195	$1,411,594
Net Realized Gain	8,600,572	7,921,257
Net Change in Unrealized Appreciation (Depreciation)	141,621	18,889,712
Net Increase in Net Assets Resulting From Operations	9,577,388	28,222,563

Distributions to Shareholders From:
Distributable Earnings
Class A ($0.36 and $0.65, respectively)	(599,067)	(987,214)
Class I ($0.38 and $0.68, respectively)	(3,575,470)	(5,984,175)
Net Decrease in Net Assets From Distributions to Shareholders	(4,174,537)	(6,971,389)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (104,848 and 215,149 shares, respectively)	1,083,125	2,224,169
Distributions Reinvested (57,999 and 97,691 shares, respectively)	588,073	967,505
Redemption Fee Proceeds	197	1,305
Cost of Shares Redeemed (75,597 and 148,458 shares, respectively)	(762,380)	(1,389,616)
Total Class A	909,015	1,803,363

Class I
Proceeds from Shares Issued (1,092,162 and 1,438,764 shares, respectively)	11,033,247	14,031,660
Distributions Reinvested (277,837 and 467,588 shares, respectively)	2,802,990	4,602,378
Redemption Fee Proceeds	1,147	7,215
Cost of Shares Redeemed (706,222 and 1,962,309 shares, respectively)	(7,090,345)	(18,344,340)
Total Class I	6,747,039	296,913

Net Increase in Net Assets from Capital Share Transactions	7,656,054	2,100,276

Total Increase in Net Assets	13,058,905	23,351,450

Net Assets:
Beginning of Period	105,360,773	82,009,323
End of Period	$118,419,678	$105,360,773

See accompanying notes to financial statements.

The Covered Bridge Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$7.71	$9.48	$10.60	$10.46	$10.11
Increase (Decrease) From Operations:
Net investment income (1)	0.07		0.12	0.13	0.16	0.12	0.09
Net realized and unrealized gain (loss) on Investments	0.79		2.64	(1.40)	0.03	0.75	0.96
Total from operations	0.86		2.76	(1.27)	0.19	0.87	1.05

Less Distributions:
From net investment income	(0.05)		(0.11)	(0.09)	(0.16)	(0.10)	(0.08)
From net realized gain	(0.31)		(0.54)	(0.30)	(1.15)	(0.63)	(0.62)
From return of capital	—		—	(0.11)	—	—	—
Total Distributions	(0.36)		(0.65)	(0.50)	(1.31)	(0.73)	(0.70)

Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$10.32		$9.82	$7.71	$9.48	$10.60	$10.46

Total Return (2)	8.91	% (6)	35.96%	(13.71)%	2.58%	8.73%	10.72%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,725		$16,009	$11,313	$14,822	$16,408	$13,421
Ratio of expenses to average net assets:
before reimbursement (4)	1.67	% (5)	1.73%	1.79%	1.79%	1.80%	2.10%
net of reimbursement	1.67	% (5)	1.69%	1.70%	1.75%	1.73%	1.93%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.65	% (5)	1.69%	1.74%	1.69%	1.72%	2.07%
net of reimbursement	1.65	% (5)	1.65%	1.65%	1.65%	1.65%	1.90%
Ratio of net investment income to average net assets	1.30	% (5)	1.20%	1.49%	1.72%	1.15%	0.91%
Portfolio turnover rate	85	% (6)	232%	204%	159%	186%	222%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of sales loads and redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$9.77		$7.68	$9.44	$10.56	$10.44	$10.10
Increase (Decrease) From Operations:
Net investment income (1)	0.08		0.14	0.15	0.19	0.15	0.12
Net realized and unrealized gain (loss) on Investments	0.79		2.63	(1.38)	0.02	0.75	0.96
Total from operations	0.87		2.77	(1.23)	0.21	0.90	1.08

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.12)	(0.18)	(0.15)	(0.12)
From net realized gain	(0.31)		(0.54)	(0.30)	(1.15)	(0.63)	(0.62)
From return of capital	—		—	(0.11)	—	—	—
Total Distributions	(0.38)		(0.68)	(0.53)	(1.33)	(0.78)	(0.74)

Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$10.26		$9.77	$7.68	$9.44	$10.56	$10.44

Total Return (2)	9.00	% (6)	36.23%	(13.42)%	2.86%	8.99%	11.02%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$100,695		$89,352	$70,696	$73,296	$62,058	$50,104
Ratio of expenses to average net assets:
before reimbursement (4)	1.42	% (5)	1.48%	1.54%	1.54%	1.55%	1.85%
net of reimbursement	1.42	% (5)	1.44%	1.45%	1.50%	1.48%	1.68%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.40	% (5)	1.44%	1.49%	1.44%	1.47%	1.82%
net of reimbursement	1.40	% (5)	1.40%	1.40%	1.40%	1.40%	1.65%
Ratio of net investment income to average net assets	1.55	% (5)	1.46%	1.74%	1.97%	1.40%	1.16%
Portfolio turnover rate	85	% (6)	232%	204%	159%	186%	222%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 90 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) No. 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider the following factors, among others, to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$113,490,191	$—	$—	$113,490,191
Call Options Purchased	45,010	—	—	45,010
Short-Term Investment	523,847	—	—	523,847
Total	$114,059,048	$—	$—	$114,059,048

Liabilities
Call Options Written	$(1,626,530)	$—	$—	$(1,626,530)
Total	$(1,626,530)	$—	$—	$(1,626,530)

The Fund did not hold any Level 3 securities during the six months ended March 31, 2022.

*	Please refer to the Portfolio of Investments for Industry Classification.

Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2022 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2022:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$45,010
Options Written	Equity	Options Written	(1,626,530)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended March 31, 2022:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$996,215
Options Written	Equity	Net Realized Gain on Options Written	2,585,539
Options Purchased	Equity	Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Purchased	(774,637)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(676,696)

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2019 – September 30, 2021, or expected to be taken in the Fund’s September 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. As of March 31, 2022, the Fund held $4,858,790 in cash at U.S. Bank, N.A. and $957,495 in cash at Interactive Brokers.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”) . Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets. For the six months ended March 31, 2022, the Adviser earned management fees of $552,547.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) at least until January 31, 2023, so that the total annual operating expenses of the Fund do not exceed 1.65% and 1.40%

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived. During the six months ended March 31, 2022, the Adviser did not waive any fees pursuant to its contractual agreement.

As of March 31, 2022, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2022	2023	2024	Total
$38,799	$77,832	$42,633	$159,264

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. For the six months ended March 31, 2022, pursuant to the Plan, the Fund paid $20,520. No such fees are payable with respect to Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended March 31, 2022, the Distributor received $38,612 in underwriting commissions for sales of Class A shares, of which $6,525 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2022, amounted to $99,637,685 and $88,013,415, respectively.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The Fund received redemption fees of $1,344, for the six months ended March 31, 2022.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2022, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$115,045,343	$6,065,894	$(8,678,719)	$(2,612,825)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$6,971,389	$3,711,547
Long-Term Capital Gain	—	417,969
Return of Capital	—	1,185,799
	$6,971,389	$5,315,315

As of September 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,015,788	$—	$—	$—	$(163,873)	$(2,754,407)	$(1,902,492)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, Stifel Nicolaus & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 59% of the voting securities of the Fund’s Class A shares and Charles Schwab & Co, Inc. and Pershing LLC, accounts holding shares for the benefit of others in nominee name, held approximately 50% and 30%, respectively, of the voting securities of the Fund’s Class I shares. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives the Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f -4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Covered Bridge Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2021 through March 31, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period
	(10/1/21)	(3/31/22)	(10/1/21 to 3/31/22)*
Actual
Class A	$1,000.00	$1,089.10	$8.59
Class I	$1,000.00	$1,090.00	$7.29
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.70	$8.30
Class I	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 1.65% and 1.40% for Class A and Class I, respectively, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       sharing for affiliates’ everyday business purposes—information about your creditworthiness

■       affiliates from using your information to market to you

■       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-525-2151.

INVESTMENT ADVISER
Stonebridge Capital Advisors, LLC
2550 University Avenue West, Suite 180 South
Saint Paul, Minnesota 55114

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

COVERB-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/3/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/3/22